Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS:
Cash and cash equivalents	$ 66,295	$ 64,628
Trade receivables (net of allowance for doubtful accounts of $455 and $543 at December 31, 2018 and 2019, respectively)	34,615	38,953
Unbilled receivables and contract assets	15,606	20,206
Investment in restricted deposit	22,890
Other receivables and prepaid expenses	7,817	6,224
Total current assets	147,223	130,011
LONG-TERM ASSETS:
Capitalized software development costs, net	23,953	22,434
Other intangible assets, net	34,035	42,820
Property and equipment, net	16,601	8,515
Goodwill	170,703	166,094
Severance pay fund	5,106	4,699
Operating lease right-of-use assets	49,539
Other long-term assets	5,261	4,292
Total long-term assets	305,198	248,854
Total assets	452,421	378,865
CURRENT LIABILITIES:
Trade payables	5,107	6,149
Employees and payroll accruals	26,710	21,837
Accrued expenses and other liabilities	33,864	25,162
Current maturities of Series B Debentures	9,898	9,898
Current maturities of operating lease liabilities	8,312
Deferred revenues	21,021	18,057
Total current liabilities	104,912	81,103
LONG-TERM LIABILITIES:
Series B Debentures, net of current maturities	58,850	68,577
Deferred tax liabilities	5,082	11,681
Other long-term liabilities	8,321	9,398
Long-term operating lease liabilities	43,394
Accrued severance pay	6,364	5,622
Total long-term liabilities	122,011	95,278
COMMITMENTS AND CONTINGENT LIABILITIES
EQUITY:
Common shares of € 0.01 par value: Authorized: 70,000,000 shares at December 31, 2018 and 2019; Issued: 52,310,300 and 52,488,172 shares at December 31, 2018 and 2019, respectively; Outstanding: 49,982,004 and 50,159,876 shares at December 31, 2018 and 2019, respectively	697	695
Additional paid-in capital	217,014	214,918
Treasury shares, at cost - 2,328,296 Common shares at December 31, 2018 and 2019	(9,423)	(9,423)
Accumulated other comprehensive loss	(2,381)	(7,820)
Retained earnings	17,912	2,674
Total Sapiens International Corporation N.V. shareholders' equity	223,819	201,044
Non-controlling interests	1,679	1,440
Total equity	225,498	202,484
Total liabilities and equity	$ 452,421	$ 378,865